As filed with the Securities and Exchange Commission on October 25, 2001. Registrations Nos.

333-93059
811-08946



                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [_]
Pre-Effective Amendment No.                                 [_]
Post-Effective Amendment No. 8                              [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [_] Amendment No. 48

                       (Check appropriate box or boxes)

                              SEPARATE ACCOUNT A
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                        Newport Beach, California 92660
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                        Newport Beach, California 92660
                    (Name and address of agent for service)

                       Copies of all communications to:

         Diane N. Ledger                          Ruth Epstein, Esq.
  Pacific Life Insurance Company                        Dechert
         P.O. Box 9000                           1775 Eye Street, N.W.
   Newport Beach, CA 92658-9030               Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box) [_] immediately upon filing pursuant to paragraph (b) of Rule 485
[_]  on ___________ pursuant to paragraph (b) of Rule 485
[_]  60 days after filing pursuant to paragraph (a) (1) of Rule 485
[X]  on December 29, 2001 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account Under Pacific Innovations and Pacific Innovations Select individual flexible premium deferred variable annuity contracts.

Filing Fee: None

                                  Prospectus

(Included in Post-Effective Amendment No. 6 and 7 to the Registrant's Registration Statement on Form N-4, File No. 333-93059, Accession Nos. 0000912057-01-510459 and 0001017062-01-500247 filed on April 25, 2001 and May
10, 2001, respectively, and incorporated by reference herein.)

                      Statement of Additional Information

(Included in Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-4, File No. 333-93059, Accession No. 0000912057-01-510459
filed on April 25, 2001, and incorporated by reference herein.)

       Supplement dated December 29, 2001 to Prospectus dated May 1, 2001 for the Pacific Innovations Select, a variable annuity contract issued by Pacific Life Insurance Company

                       Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

                       This supplement changes the Prospectus to reflect the following, and restates information contained in a Supplement dated October 12, 2001:

                      ---------------------------------------------------------
The portfolio          Putnam Investment Management, Inc. manages the
manager for the        Aggressive Equity Portfolio and the Equity Portfolio.
Aggressive Equity
Portfolio and the
Equity Portfolio
has changed.

                      ---------------------------------------------------------
The Equity Income      Effective January 1, 2002, the name of the Equity
variable investment    Income Variable Investment Option will be changed to
option will change     the Large-Cap Core Variable Investment Option.
its name.
                       This will reflect a change in name of the underlying
                       Equity Income Portfolio managed by J.P. Morgan
                       Investment Management, Inc. Any reference to the Equity
                       Income Portfolio, Subaccount, or Variable Investment
                       Option throughout the Prospectus and/or Supplement will be revised to be the Large-Cap Core Portfolio, Subaccount, or Variable Investment Option.

                      ---------------------------------------------------------
Two new Variable       Effective January 1, 2002, two new Variable Investment
Investment Options     Options will be available and will be added to the list
will be available.     on page 1 of the Prospectus:

                                        Equity Income
                                        Research

                       References to the 31 Variable Investment Options throughout the Prospectus will be revised to be 33 Variable Investment Options.

                      ---------------------------------------------------------
An OVERVIEW OF         The following is added to the Optional Riders section
PACIFIC INNOVATIONS    of the Prospectus:
SELECT is amended.
                       Guaranteed Protection Advantage Rider

                       The optional Guaranteed Protection Advantage Rider provides for an additional amount that may be added to your Contract Value when an asset allocation program, established and maintained by us for this Rider, is used for a 10-year period (the "Term"). The Term begins on the effective date of the Rider. Your entire Contract Value must be invested in an asset allocation program during the entire Term for the additional amount to be added to your Contract. You can buy the Guaranteed Protection Advantage Rider on the Contract Date or on any Contract Anniversary. The Guaranteed Protection Advantage Rider may not be available. Ask your registered representative about its current availability.

                      ---------------------------------------------------------
                       The side note to the Optional Riders is changed to read as follows:

                       Optional riders are subject to availability. Ask your registered representative about their current status.

                      ---------------------------------------------------------
                       The Contract Expenses section of the Prospectus is amended by adding the following:

                       Guaranteed Protection Charge,
                       as a percentage of Contract Value        0.10%/6/

                       /6/ If you buy the Guaranteed Protection Advantage Rider
                           (subject to availability), we deduct this charge from your Investment Options on each Contract Anniversary following the date you purchase the Rider and while the Rider is in effect. If the Rider is terminated for reasons other than death or annuitization, this charge will be deducted on the effective date of termination.

                      ---------------------------------------------------------
An OVERVIEW OF         The Pacific Select Fund Annual Expenses-Other Expenses
PACIFIC INNOVATIONS    is replaced:
SELECT--Pacific
Select Fund Annual     The table below shows the advisory fee and Fund
Expenses is            expenses as an annual percentage of each Portfolio's
amended.               average daily net assets, based on the year 2000 unless
                       otherwise noted. To help limit Fund expenses, effective
                       July 1, 2000 Pacific Life contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to Pacific Life to the extent such expenses fall below the 0.10% expense cap. For each Portfolio, Pacific Life's right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2002. In 2000, Pacific Life reimbursed approximately $13,202 to the I-Net
                       Tollkeeper Portfolio, $36,311 to the Strategic Value
                       Portfolio, $34,134 to the Focused 30 Portfolio and
                       $27,505 to the Small-Cap Index Portfolio.

                   -------------------------------------------------------------------------------------
                                                                                 Less
                                             Advisory Other    12b-1    Total    adviser's     Total net
                   Portfolio                 fee      expenses amounts+ expenses reimbursement expenses
                   -------------------------------------------------------------------------------------
                                                     As an annual % of average daily net assets
                   Blue Chip/1/              0.95     0.06     --       1.01      --           1.01
                   Aggressive Growth/1/      1.00     0.06     --       1.06      --           1.06
                   Emerging Markets/2/       1.10     0.21     --       1.31      --           1.31
                   Diversified Research/2/   0.90     0.08     0.01     0.99      --           0.99
                   Small-Cap Equity/2/       0.65     0.05     --       0.70      --           0.70
                   International Large-Cap   1.05     0.12     --       1.17      --           1.17
                   I-Net Tollkeeper/2/,/3/   1.40     0.13     --       1.53     (0.02)        1.51
                   Financial Services/1/     1.10     0.15     --       1.25     (0.05)        1.20
                   Health Sciences/1/        1.10     0.11     --       1.21     (0.01)        1.20
                   Technology/1/             1.10     0.08     --       1.18      --           1.18
                   Telecommunications/1/     1.10     0.08     --       1.18      --           1.18
                   Multi-Strategy            0.65     0.04     --       0.69      --           0.69
                   Large-Cap Core/2/         0.65     0.04     0.01     0.70      --           0.70
                    (formerly Equity Income)
                   Strategic Value           0.95     0.49     --       1.44     (0.39)        1.05
                   Growth LT                 0.75     0.04     --       0.79      --           0.79
                   Focused 30                0.95     0.42     --       1.37     (0.32)        1.05
                   Mid-Cap Value/2/          0.85     0.03     0.10     0.98      --           0.98
                   International Value       0.85     0.11     --       0.96      --           0.96
                   Capital Opportunities/1/  0.80     0.06     --       0.86      --           0.86
                   Mid-Cap Growth/1/         0.90     0.06     --       0.96      --           0.96
                   Global Growth/1/          1.10     0.19     --       1.29      --           1.29
                   Equity Index              0.25     0.04     --       0.29      --           0.29
                   Small-Cap Index/2/        0.50     0.13     --       0.63     (0.02)        0.61
                   REIT                      1.10     0.04     --       1.14      --           1.14
                   Inflation Managed/2/      0.60     0.05     --       0.65      --           0.65
                   Managed Bond/2/           0.60     0.05     --       0.65      --           0.65
                   Money Market              0.34     0.04     --       0.38      --           0.38
                   High Yield Bond/2/        0.60     0.05     --       0.65      --           0.65
                   Equity Income/1/          0.95     0.15     --       1.10     (0.05)        1.05
                   Research/1/               1.00     0.12     --       1.12     (0.02)        1.10
                   Equity                    0.65     0.04     --       0.69      --           0.69
                   Aggressive Equity/2/      0.80     0.04     0.02     0.86      --           0.86
                   Large-Cap Value/2/        0.85     0.05     0.05     0.95      --           0.95
                   -------------------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these Portfolios in 2000 because the Portfolios started after December 31, 2000.
                       /2/ Total adjusted net expenses for these Portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 1.30% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.60% for I-Net Tollkeeper Portfolio, 0.69% for Large-Cap Core Portfolio, 0.88% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Inflation Managed Portfolio, 0.64% for Managed Bond Portfolio, 0.64% for High Yield Bond Portfolio, 0.84% for Aggressive Equity Portfolio, and 0.90% for Large-Cap Value Portfolio.
                       /3/ Effective January 1, 2002, the advisory fee is
                           reduced to the annual rate of 1.40% of average daily net assets.
                       + The Fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a Portfolio pays the cost of brokerage when it buys or sells a Portfolio security, there are no fees or charges to the Fund under the plan. Recaptured commissions may be used to promote and market Fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

                      ---------------------------------------------------------
An OVERVIEW OF         The Examples section of the Prospectus is replaced with
PACIFIC INNOVATIONS    the following:
SELECT--Examples is
replaced.              The following table shows the expenses you would pay on
                       each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Contract Value starts at $65,000;

                       . the Variable Investment Options have an annual return
                         of 5%;

                       . the Annual Fee is deducted even when the Contract
                         Value goes over $50,000 and a waiver would normally apply;

                       . our current program to reimburse to Pacific Select
                         Fund Portfolio expenses in excess of the 0.10% expense cap as described in Pacific Select Fund Annual Expenses will continue for at least 10 years.

                       without any Rider reflects the expenses you would pay if you did not buy any of the following optional
                       Riders: Stepped-Up Death Benefit Rider (SDBR), Premier Death Benefit Rider (PDBR), Earnings Enhancement Guarantee (EEG) Rider, Guaranteed Income Advantage
                       (GIA) Rider, and Guaranteed Protection Advantage Rider, collectively referred to below as "Riders". Riders may be subject to availability. Ask your registered representative about their current status.

                       with Riders reflects the maximum amount of expenses you would pay if you bought the optional combination of Riders whose cumulative expense totaled more than any other optional combination.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                   ----------------------------------------------------------------------------------
                                                                                 Expenses if you did
                                                                                 not annuitize or
                                      Expenses if you       Expenses if you      surrender, but left
                                      annuitized            surrendered          the money in your
                                      your Contract ($)     your Contract ($)    Contract ($)
                   ----------------------------------------------------------------------------------
                   Variable Account   1 yr  3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ----------------------------------------------------------------------------------
                   Blue Chip
                   without any Rider   90    84  143   303   90  120  143   303  27    84  143   303
                   with Riders        100   114  192   396  100  150  192   396  37   114  192   396
                   ----------------------------------------------------------------------------------
                   Aggressive Growth
                   without any Rider   91    85  145   308   91  121  145   308  28    85  145   308
                   with Riders        101   115  194   400  101  151  194   400  38   115  194   400
                   ----------------------------------------------------------------------------------
                   Emerging Markets
                   without any Rider   93    93  157   330   93  129  157   330  30    93  157   330
                   with Riders        103   122  205   421  103  158  205   421  40   122  205   421
                   ----------------------------------------------------------------------------------
                   Diversified Research
                   without any Rider   90    83  142   300   90  119  142   300  27    83  142   300
                   with Riders        100   113  190   393  100  149  190   393  37   113  190   393
                   ----------------------------------------------------------------------------------
                   Small-Cap Equity
                   without any Rider   87    74  127   271   87  110  127   271  24    74  127   271
                   with Riders         97   104  177   367   97  140  177   367  34   104  177   367
                   ----------------------------------------------------------------------------------
                   International Large-Cap
                   without any Rider   92    89  151   318   92  125  151   318  29    89  151   318
                   with Riders        102   118  199   410  102  154  199   410  39   118  199   410
                   ----------------------------------------------------------------------------------
                   I-Net Tollkeeper
                   without any Rider   95    99  167   350   95  135  167   350  32    99  167   350
                   with Riders        102   119  201   412  102  155  201   412  39   119  201   412
                   ----------------------------------------------------------------------------------
                   Financial Services
                   without any Rider   92    90  152   321   92  126  152   321  29    90  152   321
                   with Riders        102   119  201   412  102  155  201   412  39   119  201   412
                   ----------------------------------------------------------------------------------

                   ---------------------------------------------------------------------------------
                                                                                Expenses if you did
                                                                                not annuitize or
                                      Expenses if you      Expenses if you      surrender, but left
                                      annuitized           surrendered          the money in your
                                      your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------
                   Health Sciences
                   without any Rider   92   90  152   321   92  126  152   321  29    90  152   321
                   with Riders        102  119  201   412  102  155  201   412  39   119  201   412
                   ---------------------------------------------------------------------------------
                   Technology
                   without any Rider   92   89  151   319   92  125  151   319  29    89  151   319
                   with Riders        102  119  200   410  102  155  200   410  39   119  200   410
                   ---------------------------------------------------------------------------------
                   Telecommunications
                   without any Rider   92   89  151   319   92  125  151   319  29    89  151   319
                   with Riders        102  119  200   410  102  155  200   410  39   119  200   410
                   ---------------------------------------------------------------------------------
                   Multi-Strategy
                   without any Rider   87   74  127   271   87  110  127   271  24    74  127   271
                   with Riders         97  104  177   367   97  140  177   367  34   104  177   367
                   ---------------------------------------------------------------------------------
                   Large-Cap Core (formerly called Equity Income)
                   without any Rider   87   74  127   271   87  110  127   271  24    74  127   271
                   with Riders         97  104  177   367   97  140  177   367  34   104  177   367
                   ---------------------------------------------------------------------------------
                   Strategic Value
                   without any Rider   91   85  145   307   91  121  145   307  28    85  145   307
                   with Riders        101  115  194   399  101  151  194   399  38   115  194   399
                   ---------------------------------------------------------------------------------
                   Growth LT
                   without any Rider   88   77  132   281   88  113  132   281  25    77  132   281
                   with Riders         98  107  181   376   98  143  181   376  35   107  181   376
                   ---------------------------------------------------------------------------------
                   Focused 30
                   without any Rider   91   85  145   307   91  121  145   307  28    85  145   307
                   with Riders        101  115  194   399  101  151  194   399  38   115  194   399
                   ---------------------------------------------------------------------------------
                   Mid-Cap Value
                   without any Rider   89   80  137   290   89  116  137   290  26    80  137   290
                   with Riders         99  110  186   384   99  146  186   384  36   110  186   384
                   ---------------------------------------------------------------------------------
                   International Value
                   without any Rider   90   82  141   298   90  118  141   298  27    82  141   298
                   with Riders        100  112  189   391  100  148  189   391  37   112  189   391
                   ---------------------------------------------------------------------------------
                   Capital Opportunities
                   without any Rider   89   79  136   288   89  115  136   288  26    79  136   288
                   with Riders         99  109  185   383   99  145  185   383  36   109  185   383
                   ---------------------------------------------------------------------------------
                   Mid-Cap Growth
                   without any Rider   90   82  141   298   90  118  141   298  27    82  141   298
                   with Riders        100  112  189   391  100  148  189   391  37   112  189   391
                   ---------------------------------------------------------------------------------
                   Global Growth
                   without any Rider   93   92  157   329   93  128  157   329  30    92  157   329
                   with Riders        103  122  205   420  103  158  205   420  40   122  205   420
                   ---------------------------------------------------------------------------------
                   Equity Index
                   without any Rider   83   62  107   230   83   98  107   230  20    62  107   230
                   with Riders         93   93  157   330   93  129  157   330  30    93  157   330
                   ---------------------------------------------------------------------------------
                   Small-Cap Index
                   without any Rider   86   72  123   262   86  108  123   262  23    72  123   262
                   with Riders         96  102  172   359   96  138  172   359  33   102  172   359
                   ---------------------------------------------------------------------------------
                   REIT
                   without any Rider   92   88  149   315   92  124  149   315  29    88  149   315
                   with Riders        102  117  198   407  102  153  198   407  39   117  198   407
                   ---------------------------------------------------------------------------------
                   Inflation Managed (formerly called Government Securities)
                   without any Rider   86   72  124   264   86  108  124   264  23    72  124   264
                   with Riders         97  102  173   361   97  138  173   361  34   102  173   361
                   ---------------------------------------------------------------------------------
                   Managed Bond
                   without any Rider   87   73  125   266   87  109  125   266  24    73  125   266
                   with Riders         97  103  174   363   97  139  174   363  34   103  174   363
                   ---------------------------------------------------------------------------------
                   Money Market
                   without any Rider   84   65  111   240   84  101  111   240  21    65  111   240
                   with Riders         94   95  162   339   94  131  162   339  31    95  162   339
                   ---------------------------------------------------------------------------------
                   High Yield Bond
                   without any Rider   87   73  125   267   87  109  125   267  24    73  125   267
                   with Riders         97  103  175   364   97  139  175   364  34   103  175   364
                   ---------------------------------------------------------------------------------

                   ---------------------------------------------------------------------------------
                                                                                Expenses if you did
                                                                                not annuitize or
                                      Expenses if you      Expenses if you      surrender, but left
                                      annuitized           surrendered          the money in your
                                      your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------
                   Equity Income
                   without any Rider   91   85  145   307   91  121  145   307  28    85  145   307
                   with Riders        101  115  194   399  101  151  194   399  38   115  194   399
                   ---------------------------------------------------------------------------------
                   Research
                   without any Rider   91   85  145   307   91  121  145   307  28    85  145   307
                   with Riders        101  115  194   399  101  151  194   399  38   115  194   399
                   ---------------------------------------------------------------------------------
                   Equity
                   without any Rider   87   74  127   271   87  110  127   271  24    74  127   271
                   with Riders         97  104  177   367   97  140  177   367  34   104  177   367
                   ---------------------------------------------------------------------------------
                   Aggressive Equity
                   without any Rider   89   79  135   286   89  115  135   286  26    79  135   286
                   with Riders         99  109  184   381   99  145  184   381  36   109  184   381
                   ---------------------------------------------------------------------------------
                   Large-Cap Value
                   without any Rider   89   81  138   292   89  117  138   292  26    81  138   292
                   with Riders         99  110  187   386   99  146  187   386  36   110  187   386
                   ---------------------------------------------------------------------------------

                       The purpose of the preceding table is to help you understand the various costs and expenses that you may bear directly or indirectly. The table reflects expenses of the Separate Account as well as those of the underlying Portfolios. Premium taxes may also be applicable. For more information on fees and expenses, see CHARGES, FEES AND DEDUCTIONS, WITHDRAWALS, and Pacific Select Fund Annual Expenses, in the Prospectus and see the Fund's SAI.

                      ---------------------------------------------------------
YOUR INVESTMENT        The chart in the Your Variable Investment Options
OPTIONS is amended.    section is amended to include the following:

PORTFOLIO                INVESTMENT GOAL         THE PORTFOLIO'S         PORTFOLIO
                                                 MAIN INVESTMENTS        MANAGER
Equity Income            Current income.         Equity securities of    Putnam Investment Management, Inc.
                         Capital growth is of    large U.S. companies
                         secondary importance.   with a focus on
                                                 income-producing
                                                 securities believed to
                                                 be undervalued by the
                                                 market.

Research                 Long-term growth of     Equity securities of    Putnam Investment Management, Inc.
                         capital.                large U.S. companies
                                                 with potential for
                                                 capital appreciation.


Equity                   Capital appreciation.   Equity securities of    Putnam Investment Management, Inc.
                         Current income is of    large U.S. growth-
                         secondary importance.   oriented companies.

Aggressive Equity        Capital appreciation.   Equity securities of    Putnam Investment Management, Inc.
                                                 small and medium-sized
                                                 companies.


                      ---------------------------------------------------------
                       The second sentence of the sub-section The Investment Adviser is revised to read:

                       We and the Fund have retained other portfolio managers, supervised by us, for 31 of the Portfolios.

                      ---------------------------------------------------------
PURCHASING YOUR        The section Purchasing the Earnings Enhancement
CONTRACT is            Guarantee (EEG) Rider (Optional) is restated as
amended.               follows:

                       Purchasing the Earnings Enhancement Guarantee (EEG) Rider (Optional)

                       You may purchase the EEG Rider (subject to availability) on the Contract Date or on the first Contract Anniversary. For Contracts issued prior to May 1, 2001, you may purchase the EEG Rider on any Contract Anniversary through December 31, 2002. If you buy the EEG Rider within 30 days after the Contract Date or Contract Anniversary, we will make the effective date of the EEG Rider to coincide with that Contract Date or Contract Anniversary. The Earnings Enhancement Guarantee (EEG) Rider is also called the Guarantee Earnings Enhancement (GEE) Rider.

                       You may purchase the EEG Rider only if the age of each Annuitant is 75 years or younger on the date of purchase. The date of purchase is the Effective Date of the Rider as shown in your Contract. Once purchased, the Rider will remain in effect until the earlier of:

                        . the date a full withdrawal of the amount available
                          for withdrawal is made under the Contract;
                        . the date a death benefit becomes payable under the
                          Contract;
                        . the date the Contract is terminated in accordance
                          with the provisions of the Contract; or
                        . the Annuity Date.

                       The EEG Rider may not otherwise be cancelled.

                      ---------------------------------------------------------
                       The PURCHASING YOUR CONTRACT section is amended by adding the following:

                       Purchasing the Guaranteed Protection Advantage Rider (Optional)

                       You may purchase the optional Guaranteed Protection Advantage Rider (subject to availability) on the Contract Date or on any subsequent Contract Anniversary if:

                       . the age of each Annuitant is 80 years or younger on the date of purchase;

                       . the date of the purchase is at least 10 years prior to your selected Annuity Date; and

                       . if you use an asset allocation program established and maintained by us for the Rider during the entire period that the Rider is in effect.

                       If you purchase the Guaranteed Protection Advantage Rider within 30 days after the Contract Date or a Contract Anniversary, the Rider will be effective on that Contract Date or Anniversary. If you purchase the Rider 30 days or more after the Contract Date or the Contract Anniversary, the Rider will be effective on the next Contract Anniversary. The date of purchase is the Effective Date of the Rider. The Rider will remain in effect, unless otherwise terminated, for a 10-year period (the "Term") beginning on the Effective Date of the Rider and, subject to certain limitations, each 10-year period thereafter.

                       On the last day of a Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than a specified amount (the "Guaranteed Protection Amount"). The additional amount will be equal to the difference between the Contract Value on the last day of the Term and the Guaranteed Protection Amount. The additional amount added to the Contract Value will be considered earnings to the Contract.

                       The Guaranteed Protection Amount is equal to (a) plus
                       (b) minus (c) as indicated below:

                       (a) is the Contract Value at the start of a Term;

                       (b) is a percentage of each additional Purchase
                           Payment, as determined from the table below, paid to the Contract during a Term;

                       (c) is a pro rata adjustment for withdrawals made from
                           the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, to the Contract Value immediately prior to the withdrawal.

                       -----------------------------------------------------------------
                       Contract Year Since         Percentage of Purchase Payment
                       Beginning of Current Term   Added to Guaranteed Protection Amount
                       -----------------------------------------------------------------
                       1 through 4                               100%
                       5                                          90%
                       6                                          85%
                       7                                          80%
                       8 through 10                               75%
                       -----------------------------------------------------------------

                       For purposes of determining the Contract Value at the start of the initial Term, if the Rider is purchased on the Contract Date, the Contract Value is equal to the initial Purchase Payment. If the Rider is purchased on a Contract Anniversary, the Contract Value is equal to the Contract Value on that Contract Anniversary. For any subsequent Term, the Contract Value is equal to the Contract Value on the last day of the then prior Term.

                       If, on the last day of a Term, the Contract is annuitized, the first death of an Owner or the death of the last surviving Annuitant occurs, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Guaranteed Protection Advantage Rider before the payment of any annuity or death benefits, or full withdrawal.

                       No additional amount will be made if the Contract Value on the last day of the Term is greater than the Guaranteed Protection Amount.

                       On or before the end of the Term, you can elect to either terminate the Rider, or renew the Rider for another Term provided:

                       . all Annuitant(s) are 80 years or younger at the start of each renewed Term; and

                       . the new Term does not extend beyond your selected Annuity Date.

                       We will contact you at least 30 days before the end of each Term. If we do not receive an election from you prior to the end of each Term, we will automatically renew the Rider for another Term, subject to the restrictions set forth above. If you elect to terminate the Rider, the termination will be effective the day immediately following the end of the Term.

                       The Guaranteed Protection Advantage Rider will remain in effect until the earlier of:

                       . the end of a Term, unless the Rider renews for another Term; or

                       . the Contract Anniversary immediately following the date any portion of the Contract Value is no longer invested in an asset allocation program established and maintained by us for this Rider; or

                       . the Contract Anniversary immediately following the date we receive notification from the Owner to terminate this Rider; or

                       . the date a full withdrawal of the amount available for withdrawal is made under the Contract; or

                       . the date of first death of an Owner or the date of death of the last surviving Annuitant; or

                       . the date the Contract is terminated in accordance with the provisions of the Contract; or

                       .  the Annuity Date.

                       If the Owner dies during a Term and the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of this Rider will continue until the end of the Term. Subject to the terms of the Rider, the surviving spouse may renew the Rider for another Term, provided the surviving spouse is age 80 or younger at the start of the new Term and the new Term does not extend beyond the selected Annuity Date.

                      ---------------------------------------------------------
                       The PURCHASING YOUR CONTRACT section is amended by adding the following:

                       Information About Optional Riders and IRAs

                       There are special considerations for purchases of any optional death benefit rider. As of the date of this Prospectus Supplement, IRS regulations state that Individual Retirement Accounts (IRAs) may generally not invest in life insurance contracts. We believe that these regulations do not prohibit the optional death benefit riders from being added to your Contract if it is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA. However, the law is unclear and it is possible that a Contract that has an optional death benefit rider and is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA could be disqualified and may result in increased taxes to the Owner.

                       It is our understanding that the charges relating to the optional death benefit riders are not subject to current taxation and we will not report them as such. However, the IRS may determine that these charges should be treated as partial withdrawals subject to current taxation to the extent of any gain and, if applicable, the 10% tax penalty. We reserve the right to report the rider charges as partial withdrawals if we believe that we would be expected to report them in accordance with IRS regulations.

                      ---------------------------------------------------------
PURCHASING YOUR        The sub-section Forms of Payment is replaced with the
CONTRACT--Making       following:
Your Investments
("Purchase             Forms of Payment
Payments") is
amended.               Your initial and additional Investments may be sent by
                       personal or bank check or by wire transfer. You may also make additional PAC Investments via electronic funds transfer. All checks must be drawn on U.S. funds.
                       We reserve the right to reject:

                        .  cash;
                        . credit card or checks drawn against a credit card account;
                        . cashier's check, money orders or travelers checks in single denominations of less than $10,000;
                        . cashier's checks, money orders, traveler's checks or personal checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank);
                        . third party checks when there is not a clear connection of the third party to the underlying transaction; and
                        .  wires that originate from foreign banks.

                       If you make Investments by check other than a cashier's check, your payment of any withdrawal proceeds and any refund during the "Right to Cancel" period may be delayed until your check has cleared.

                      ---------------------------------------------------------
CHARGES, FEES AND      The CHARGES, FEES AND DEDUCTIONS section is amended by
DEDUCTIONS is          adding the following:
amended.
                       Annual Guaranteed Protection Charge (Optional Rider)

                       If you purchase the Guaranteed Protection Advantage Rider, we will deduct a Guaranteed Protection Charge from your Investment Options on a proportionate basis on each Contract
                       Anniversary that the Rider remains in effect following the date you purchase the Rider, and if you terminate the Rider. The Guaranteed Protection Charge is equal to 0.10% multiplied by your Contract Value on the date the Charge is deducted.

                       Any portion of the Guaranteed Protection Charge we deduct from the Fixed Options will not be greater than the annual interest credited in excess of 3%. If you make a full withdrawal during a Contract Year, we will deduct the entire Guaranteed Protection Charge for the Contract Year from the final payment made to you.

                      ---------------------------------------------------------
FEDERAL TAX            The sub-section Taxes Payable on Optional Riders is
STATUS--Taxes          replaced with the following:
Payable by Contract
Owners: General        It is our understanding that the charges relating to
Rules is amended.      any optional death benefit rider (SDBR, or PDBR, and/or
                       EEG) are not subject to current taxation and we will not report them as such. However, the IRS may determine that these charges should be treated as partial withdrawals subject to current taxation to the extent of any gain and, if applicable, the 10% tax penalty. We reserve the right to report any optional death benefit rider charges as partial withdrawals if we believe that we would be expected to report them in accordance with IRS regulations.

                       Additionally, as of the date of this Prospectus Supplement, IRS regulations state that Individual Retirement Accounts (IRAs) may not invest in life insurance contracts. However, a Contract that is used as an IRA may provide for a death benefit that equals the greater of the Purchase Payments made and the Contract Value.

                       The Contract offers various optional death benefits riders that, when combined with the Contract, may exceed the death benefit allowable under IRS Regulations. Although, we believe that these regulations do not prohibit the optional death benefit riders from being added to your Contract if it is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA, the law is unclear. It is possible that the IRS may disqualify the Contract if it is issued with an optional death benefit rider, which may result in certain deemed distributions, increases in taxes, or, possibly, tax penalties. You should consult with a qualified tax advisor before deciding to purchase any optional death benefit rider in connection with any IRA Contract.

                      ---------------------------------------------------------
THE GENERAL            The sub-section Fixed Option is amended to include the
ACCOUNT--              following:
Withdrawals and
Transfers is           We currently waive the restrictions that limits
amended.               transfers from the Fixed Option to one transfer within
                       the 30 days after the end of each Contract Anniversary.
                       We also currently waive the limitations on the maximum amount you may transfer from the Fixed Option in any given Contract year. Our current procedure is to process requests for transfers from the Fixed Option that are within the maximum number of allowable transfers among the Investment Options each calendar year; i.e. during the period May 1, 2001, through December 31, 2001, you may not make more than 15 transfers among Investment Options; and beginning
                       January 1, 2002, transfers are limited to 25 for each calendar year. We reserve the right to discontinue this waiver program at any time.

                       Transfers from the Fixed Option under the DCA program are also currently subject to a minimum duration of six months.

Form No. PISSUP102

       Supplement dated December 29, 2001 to Prospectus dated May 1, 2001 for the Pacific Innovations, a variable annuity contract
                    issued by Pacific Life Insurance Company

                       Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

                       This supplement changes the Prospectus to reflect the following, and restates information contained in a Supplement dated October 12, 2001:

                      ---------------------------------------------------------
The portfolio          Putnam Investment Management, Inc. manages the
manager for the        Aggressive Equity Portfolio and the Equity Portfolio.
Aggressive Equity
Portfolio and the
Equity Portfolio
has changed.

                      ---------------------------------------------------------
The Equity Income      Effective January 1, 2002, the name of the Equity
variable investment    Income Variable Investment Option will be changed to
option will change     the Large-Cap Core Variable Investment Option.
its name.
                       This will reflect a change in name of the underlying
                       Equity Income Portfolio managed by J.P. Morgan
                       Investment Management, Inc. Any reference to the Equity
                       Income Portfolio, Subaccount, or Variable Investment
                       Option throughout the Prospectus and/or Supplement will be revised to be the Large-Cap Core Portfolio, Subaccount, or Variable Investment Option.

                      ---------------------------------------------------------
Two new Variable       Effective January 1, 2002, two new Variable Investment
Investment Options     Options will be available and will be added to the list
will be available.     on page 1 of the Prospectus:

                                        Equity Income
                                        Research

                       References to the 31 Variable Investment Options throughout the Prospectus will be revised to be 33 Variable Investment Options.

                      ---------------------------------------------------------
An OVERVIEW OF         The following is added to the Optional Riders section
PACIFIC INNOVATIONS    of the Prospectus:
is amended.
                       Guaranteed Protection Advantage Rider

                       The optional Guaranteed Protection Advantage Rider provides for an additional amount that may be added to your Contract Value when an asset allocation program, established and maintained by us for this Rider, is used for a 10-year period (the "Term"). The Term begins on the effective date of the Rider. Your entire Contract Value must be invested in an asset allocation program during the entire Term for the additional amount to be added to your Contract. You can buy the Guaranteed Protection Advantage Rider on the Contract Date or on any Contract Anniversary. The Guaranteed Protection Advantage Rider may not be available. Ask your registered representative about its current availability.

                      ---------------------------------------------------------
                       The side note to the Optional Riders is changed to read as follows:

                       Optional riders are subject to availability. Ask your registered representative about their current status.

                      ---------------------------------------------------------
                       The Contract Expenses section of the Prospectus is amended by adding the following:

                       Guaranteed Protection Charge,
                       as a percentage of Contract Value        0.10%/6/

                       /6/ If you buy the Guaranteed Protection Advantage Rider
                           (subject to availability), we deduct this charge from your Investment Options on each Contract Anniversary following the date you purchase the Rider and while the Rider is in effect. If the Rider is terminated for reasons other than death or annuitization, this charge will be deducted on the effective date of termination.

                      ---------------------------------------------------------
An OVERVIEW OF         The Pacific Select Fund Annual Expenses-Other Expenses
PACIFIC                is replaced:
INNOVATIONS--
Pacific Select Fund    The table below shows the advisory fee and Fund
Annual Expenses is     expenses as an annual percentage of each Portfolio's
amended.               average daily net assets, based on the year 2000 unless
                       otherwise noted. To help limit Fund expenses, effective
                       July 1, 2000 Pacific Life contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to Pacific Life to the extent such expenses fall below the 0.10% expense cap. For each Portfolio, Pacific Life's right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2002. In 2000, Pacific Life reimbursed approximately $13,202 to the I-Net
                       Tollkeeper Portfolio, $36,311 to the Strategic Value
                       Portfolio, $34,134 to the Focused 30 Portfolio and
                       $27,505 to the Small-Cap Index Portfolio.

                   -------------------------------------------------------------------------------------
                                                                                 Less
                                             Advisory Other    12b-1    Total    adviser's     Total net
                   Portfolio                 fee      expenses amounts+ expenses reimbursement expenses
                   -------------------------------------------------------------------------------------
                                                     As an annual % of average daily net assets
                   Blue Chip/1/              0.95     0.06     --       1.01      --           1.01
                   Aggressive Growth/1/      1.00     0.06     --       1.06      --           1.06
                   Emerging Markets/2/       1.10     0.21     --       1.31      --           1.31
                   Diversified Research/2/   0.90     0.08     0.01     0.99      --           0.99
                   Small-Cap Equity/2/       0.65     0.05     --       0.70      --           0.70
                   International Large-Cap   1.05     0.12     --       1.17      --           1.17
                   I-Net Tollkeeper/2/,/3/   1.40     0.13     --       1.53     (0.02)        1.51
                   Financial Services/1/     1.10     0.15     --       1.25     (0.05)        1.20
                   Health Sciences/1/        1.10     0.11     --       1.21     (0.01)        1.20
                   Technology/1/             1.10     0.08     --       1.18      --           1.18
                   Telecommunications/1/     1.10     0.08     --       1.18      --           1.18
                   Multi-Strategy            0.65     0.04     --       0.69      --           0.69
                   Large-Cap Core/2/         0.65     0.04     0.01     0.70      --           0.70
                    (formerly Equity Income)
                   Strategic Value           0.95     0.49     --       1.44     (0.39)        1.05
                   Growth LT                 0.75     0.04     --       0.79      --           0.79
                   Focused 30                0.95     0.42     --       1.37     (0.32)        1.05
                   Mid-Cap Value/2/          0.85     0.03     0.10     0.98      --           0.98
                   International Value       0.85     0.11     --       0.96      --           0.96
                   Capital Opportunities/1/  0.80     0.06     --       0.86      --           0.86
                   Mid-Cap Growth/1/         0.90     0.06     --       0.96      --           0.96
                   Global Growth/1/          1.10     0.19     --       1.29      --           1.29
                   Equity Index              0.25     0.04     --       0.29      --           0.29
                   Small-Cap Index/2/        0.50     0.13     --       0.63     (0.02)        0.61
                   REIT                      1.10     0.04     --       1.14      --           1.14
                   Inflation Managed/2/      0.60     0.05     --       0.65      --           0.65
                   Managed Bond/2/           0.60     0.05     --       0.65      --           0.65
                   Money Market              0.34     0.04     --       0.38      --           0.38
                   High Yield Bond/2/        0.60     0.05     --       0.65      --           0.65
                   Equity Income/1/          0.95     0.15     --       1.10     (0.05)        1.05
                   Research/1/               1.00     0.12     --       1.12     (0.02)        1.10
                   Equity                    0.65     0.04     --       0.69      --           0.69
                   Aggressive Equity/2/      0.80     0.04     0.02     0.86      --           0.86
                   Large-Cap Value/2/        0.85     0.05     0.05     0.95      --           0.95
                   -------------------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these Portfolios in 2000 because the Portfolios started after December 31, 2000.
                       /2/ Total adjusted net expenses for these Portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 1.30% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.60% for I-Net Tollkeeper Portfolio, 0.69% for Large-Cap Core Portfolio, 0.88% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Inflation Managed Portfolio, 0.64% for Managed Bond Portfolio, 0.64% for High Yield Bond Portfolio, 0.84% for Aggressive Equity Portfolio, and 0.90% for Large-Cap Value Portfolio.
                       /3/ Effective January 1, 2002, the advisory fee is
                           reduced to the annual rate of 1.40% of average daily net assets.
                       + The Fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a Portfolio pays the cost of brokerage when it buys or sells a Portfolio security, there are no fees or charges to the Fund under the plan. Recaptured commissions may be used to promote and market Fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

                      ---------------------------------------------------------
An OVERVIEW OF         The Examples section of the Prospectus is replaced with
PACIFIC                the following:
INNOVATIONS--
Examples is            The following table shows the expenses you would pay on
replaced.              each $1,000 you invested if, at the end of each period,
                       you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Contract Value starts at $65,000;

                       . the Variable Investment Options have an annual return
                         of 5%;

                       . the Annual Fee is deducted even when the Contract
                         Value goes over $50,000 and a waiver would normally apply;

                       . our current program to reimburse to Pacific Select
                         Fund Portfolio expenses in excess of the 0.10% expense cap as described in Pacific Select Fund Annual Expenses will continue for at least 10 years.

                       without any Rider reflects the expenses you would pay if you did not buy any of the following optional
                       Riders: Stepped-Up Death Benefit Rider (SDBR), Premier Death Benefit Rider (PDBR), Earnings Enhancement Guarantee (EEG) Rider, and Guaranteed Protection Advantage Rider, collectively referred to below as "Riders". Riders may be subject to availability. Ask your registered representative about their current status.

                       with Riders reflects the maximum amount of expenses you would pay if you bought the optional combination of Riders whose cumulative expense totaled more than any other optional combination.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                       --------------------------------------------------------

                                                                                Expenses if you did
                                                                                not annuitize or
                                      Expenses if you      Expenses if you      surrender, but left
                                      annuitized           surrendered          the money in your
                                      your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------
                   Blue Chip
                   without any Rider  106   76  131   278  106  148  131   278  25    76  131   278
                   with Riders        116  106  180   374  116  178  180   374  35   106  180   374
                   ---------------------------------------------------------------------------------
                   Aggressive Growth
                   without any Rider  106   78  133   283  106  150  133   283  25    78  133   283
                   with Riders        116  108  182   378  116  180  182   378  35   108  182   378
                   ---------------------------------------------------------------------------------
                   Emerging Markets
                   without any Rider  106   78  133   283  106  150  133   283  25    78  133   283
                   with Riders        116  108  182   378  116  180  182   378  35   108  182   378
                  ----------------------------------------------------------------------------------
                   Diversified Research
                   without any Rider  106   78  133   283  106  150  133   283  25    78  133   283
                   with Riders        116  108  182   378  116  180  182   378  35   108  182   378
                   ---------------------------------------------------------------------------------
                   Small-Cap Equity
                   without any Rider  106   78  133   283  106  150  133   283  25    78  133   283
                   with Riders        116  108  182   378  116  180  182   378  35   108  182   378
                   ---------------------------------------------------------------------------------
                   International Large-Cap
                   without any Rider  106   78  133   283  106  150  133   283  25    78  133   283
                   with Riders        116  108  182   378  116  180  182   378  35   108  182   378
                   ---------------------------------------------------------------------------------
                   Equity
                   without any Rider  106   78  133   283  106  150  133   283  25    78  133   283
                   with Riders        116  108  182   378  116  180  182   378  35   108  182   378
                   ---------------------------------------------------------------------------------
                   I-Net Tollkeeper
                   without any Rider  111   91  155   327  111  163  155   327  30    91  155   327
                   with Riders        118  112  189   391  118  184  189   391  37   112  189   391
                   ---------------------------------------------------------------------------------
                   Financial Services
                   without any Rider  106   78  133   283  106  150  133   283  25    78  133   283
                   with Riders        116  108  182   378  116  180  182   378  35   108  182   378
                   ---------------------------------------------------------------------------------

                   ---------------------------------------------------------------------------------
                                                                                Expenses if you did
                                                                                not annuitize or
                                      Expenses if you      Expenses if you      surrender, but left
                                      annuitized           surrendered          the money in your
                                      your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------
                   Health Sciences
                   without any Rider  106   78  133   283  106  150  133   283  25    78  133   283
                   with Riders        116  108  182   378  116  180  182   378  35   108  182   378
                   ---------------------------------------------------------------------------------
                   Technology
                   without any Rider  106   78  133   283  106  150  133   283  25    78  133   283
                   with Riders        116  108  182   378  116  180  182   378  35   108  182   378
                   ---------------------------------------------------------------------------------
                   Telecommunications
                   without any Rider  106   78  133   283  106  150  133   283  25    78  133   283
                   with Riders        116  108  182   378  116  180  182   378  35   108  182   378
                   ---------------------------------------------------------------------------------
                   Multi-Strategy
                   without any Rider  106   78  133   283  106  150  133   283  25    78  133   283
                   with Riders        116  108  182   378  116  180  182   378  35   108  182   378
                   ---------------------------------------------------------------------------------
                   Large-Cap Core (formerly called Equity Income)
                   without any Rider  106   78  133   283  106  150  133   283  25    78  133   283
                   with Riders        116  108  182   378  116  180  182   378  35   108  182   378
                   ---------------------------------------------------------------------------------
                   Strategic Value
                   without any Rider  106   78  133   283  106  150  133   283  25    78  133   283
                   with Riders        116  108  182   378  116  180  182   378  35   108  182   378
                   ---------------------------------------------------------------------------------
                   Growth LT
                   without any Rider  106   78  133   283  106  150  133   283  25    78  133   283
                   with Riders        116  108  182   378  116  180  182   378  35   108  182   378
                   ---------------------------------------------------------------------------------
                   Focused 30
                   without any Rider  106   78  133   283  106  150  133   283  25    78  133   283
                   with Riders        116  108  182   378  116  180  182   378  35   108  182   378
                   ---------------------------------------------------------------------------------
                   Mid-Cap Value
                   without any Rider  106   78  133   283  106  150  133   283  25    78  133   283
                   with Riders        116  108  182   378  116  180  182   378  35   108  182   378
                   ---------------------------------------------------------------------------------
                   International Value
                   without any Rider  106   78  133   283  106  150  133   283  25    78  133   283
                   with Riders        116  108  182   378  116  180  182   378  35   108  182   378
                   ---------------------------------------------------------------------------------
                   Capital Opportunities
                   without any Rider  106   78  133   283  106  150  133   283  25    78  133   283
                   with Riders        116  108  182   378  116  180  182   378  35   108  182   378
                   ---------------------------------------------------------------------------------
                   Mid-Cap Growth
                   without any Rider  106   78  133   283  106  150  133   283  25    78  133   283
                   with Riders        116  108  182   378  116  180  182   378  35   108  182   378
                   ---------------------------------------------------------------------------------
                   Global Growth
                   without any Rider  106   78  133   283  106  150  133   283  25    78  133   283
                   with Riders        116  108  182   378  116  180  182   378  35   108  182   378
                   ---------------------------------------------------------------------------------
                   Equity Index
                   without any Rider  106   78  133   283  106  150  133   283  25    78  133   283
                   with Riders        116  108  182   378  116  180  182   378  35   108  182   378
                   ---------------------------------------------------------------------------------
                   Small-Cap Index
                   without any Rider  106   78  133   283  106  150  133   283  25    78  133   283
                   with Riders        116  108  182   378  116  180  182   378  35   108  182   378
                   ---------------------------------------------------------------------------------
                   REIT
                   without any Rider  106   78  133   283  106  150  133   283  25    78  133   283
                   with Riders        116  108  182   378  116  180  182   378  35   108  182   378
                   ---------------------------------------------------------------------------------
                   Inflation Managed (formerly called Government Securities)
                   without any Rider  106   78  133   283  106  150  133   283  25    78  133   283
                   with Riders        116  108  182   378  116  180  182   378  35   108  182   378
                   ---------------------------------------------------------------------------------
                   Managed Bond
                   without any Rider  106   78  133   283  106  150  133   283  25    78  133   283
                   with Riders        116  108  182   378  116  180  182   378  35   108  182   378
                   ---------------------------------------------------------------------------------
                   Money Market
                   without any Rider  106   78  133   283  106  150  133   283  25    78  133   283
                   with Riders        116  108  182   378  116  180  182   378  35   108  182   378
                   ---------------------------------------------------------------------------------
                   High Yield Bond
                   without any Rider  106   78  133   283  106  150  133   283  25    78  133   283
                   with Riders        116  108  182   378  116  180  182   378  35   108  182   378
                   ---------------------------------------------------------------------------------

                   ---------------------------------------------------------------------------------
                                                                                Expenses if you did
                                                                                not annuitize or
                                      Expenses if you      Expenses if you      surrender, but left
                                      annuitized           surrendered          the money in your
                                      your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------
                   Equity Income
                   without any Rider  107   79  135   287  107  151  135   287  26    79  135   287
                   with Riders        117  109  184   382  117  181  184   382  36   109  184   382
                   ---------------------------------------------------------------------------------
                   Research
                   without any Rider  107   79  135   287  107  151  135   287  26    79  135   287
                   with Riders        117  109  184   382  117  181  184   382  36   109  184   382
                   ---------------------------------------------------------------------------------
                   Equity
                   without any Rider  106   78  133   283  106  150  133   283  25    78  133   283
                   with Riders        116  108  182   378  116  180  182   378  35   108  182   378
                   ---------------------------------------------------------------------------------
                   Aggressive Equity
                   without any Rider  106   78  133   283  106  150  133   283  25    78  133   283
                   with Riders        116  108  182   378  116  180  182   378  35   108  182   378
                   ---------------------------------------------------------------------------------
                   Large-Cap Value
                   without any Rider  106   78  133   283  106  150  133   283  25    78  133   283
                   with Riders        116  108  182   378  116  180  182   378  35   108  182   378
                   ---------------------------------------------------------------------------------

                       The purpose of the preceding table is to help you understand the various costs and expenses that you may bear directly or indirectly. The table reflects expenses of the Separate Account as well as those of the underlying Portfolios. Premium taxes may also be applicable. For more information on fees and expenses, see CHARGES, FEES AND DEDUCTIONS, WITHDRAWALS, and Pacific Select Fund Annual Expenses, in the Prospectus and see the Fund's SAI.

                      ---------------------------------------------------------
YOUR INVESTMENT        The chart in the Your Variable Investment Options
OPTIONS is amended.    section is amended to include the following:

PORTFOLIO                INVESTMENT GOAL         THE PORTFOLIO'S         PORTFOLIO
                                                 MAIN INVESTMENTS        MANAGER
Equity Income            Current income.         Equity securities of    Putnam Investment Management, Inc.
                         Capital growth is of    large U.S. companies
                         secondary importance.   with a focus on
                                                 income-producing
                                                 securities believed to
                                                 be undervalued by the
                                                 market.

Research                 Long-term growth of     Equity securities of    Putnam Investment Management, Inc.
                         capital.                large U.S. companies
                                                 with potential for
                                                 capital appreciation.


Equity                   Capital appreciation.   Equity securities of    Putnam Investment Management, Inc.
                         Current income is of    large U.S. growth-
                         secondary importance.   oriented companies.

Aggressive Equity        Capital appreciation.   Equity securities of    Putnam Investment Management, Inc.
                                                 small and medium-sized
                                                 companies.


                      ---------------------------------------------------------
                       The second sentence of the sub-section The Investment Adviser is revised to read:

                       We and the Fund have retained other portfolio managers, supervised by us, for 31 of the Portfolios.

                      ---------------------------------------------------------
PURCHASING YOUR        The section Purchasing the Earnings Enhancement
CONTRACT is            Guarantee (EEG) Rider (Optional) is restated as
amended.               follows:

                       Purchasing the Earnings Enhancement Guarantee (EEG) Rider (Optional)

                       You may purchase the EEG Rider (subject to availability) on the Contract Date or on the first Contract Anniversary. For Contracts issued prior to May 1, 2001, you may purchase the EEG Rider on any Contract Anniversary through December 31, 2002. If you buy the EEG Rider within 30 days after the Contract Date or Contract Anniversary, we will make the effective date of the EEG Rider to coincide with that Contract Date or Contract Anniversary. The Earnings Enhancement Guarantee (EEG) Rider is also called the Guarantee Earnings Enhancement (GEE) Rider.

                       You may purchase the EEG Rider only if the age of each Annuitant is 75 years or younger on the date of purchase. The date of purchase is the Effective Date of the Rider as shown in your Contract. Once purchased, the Rider will remain in effect until the earlier of:

                        . the date a full withdrawal of the amount available
                          for withdrawal is made under the Contract;
                        . the date a death benefit becomes payable under the
                          Contract;
                        . the date the Contract is terminated in accordance
                          with the provisions of the Contract; or
                        . the Annuity Date.

                       The EEG Rider may not otherwise be cancelled.

                      ---------------------------------------------------------
                       The PURCHASING YOUR CONTRACT section is amended by adding the following:

                       Purchasing the Guaranteed Protection Advantage Rider (Optional)

                       You may purchase the optional Guaranteed Protection Advantage Rider (subject to availability) on the Contract Date or on any subsequent Contract Anniversary if:

                       . the age of each Annuitant is 80 years or younger on the date of purchase;

                       . the date of the purchase is at least 10 years prior to your selected Annuity Date; and

                       . if you use an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect.

                       If you purchase the Guaranteed Protection Advantage Rider within 30 days after the Contract Date or a Contract Anniversary, the Rider will be effective on that Contract Date or Anniversary. If you purchase the Rider 30 days or more after the Contract Date or the Contract Anniversary, the Rider will be effective on the next Contract Anniversary.

                       The date of purchase is the Effective Date of the Rider. The Rider will remain in effect , unless otherwise terminated, for a 10-year period (the "Term") beginning on the Effective Date of the Rider and, subject to certain limitations, each 10-year period thereafter.

                       On the last day of a Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than a specified amount (the "Guaranteed Protection Amount"). The additional amount will be equal to the difference between the Contract Value on the last day of the Term and the Guaranteed Protection Amount. The additional amount added to the Contract Value will be considered earnings to the Contract.

                       The Guaranteed Protection Amount is equal to (a) plus
                       (b) minus (c) as indicated below:

                       (a) is the Contract Value at the start of a Term;

                       (b) is a percentage of each additional Purchase
                           Payment, as determined from the table below, paid to the Contract during a Term;

                       (c) is a pro rata adjustment for withdrawals made from
                           the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, to the Contract Value immediately prior to the withdrawal.

                   -----------------------------------------------------------------
                   Contract Year Since         Percentage of Purchase Payment
                   Beginning of Current Term   Added to Guaranteed Protection Amount
                   -----------------------------------------------------------------
                   1 through 4                                 100%
                   5                                            90%
                   6                                            85%
                   7                                            80%
                   8 through 10                                 75%
                   -----------------------------------------------------------------

                       For purposes of determining the Contract Value at the start of the initial Term, if the Rider is purchased on the Contract Date, the Contract Value is equal to the initial Purchase Payment. If the Rider is purchased on a Contract Anniversary, the Contract Value is equal to the Contract Value on that Contract Anniversary. For any subsequent Term, the Contract Value is equal to the Contract Value on the last day of the then prior Term.

                       If, on the last day of a Term, the Contract is annuitized, the first death of an Owner or the death of the last surviving Annuitant occurs, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Guaranteed Protection Advantage Rider before the payment of any annuity or death benefits, or full withdrawal.

                       No additional amount will be made if the Contract Value on the last day of the Term is greater than the Guaranteed Protection Amount.

                       On or before the end of the Term, you can elect to either terminate the Rider, or renew the Rider for another Term provided;

                       . all Annuitant(s) are 80 years or younger at the start of each renewed Term; and

                       . the new Term does not extend beyond your selected Annuity Date.

                       We will contact you at least 30 days before the end of each Term. If we do not receive an election from you prior to the end of each Term, we will automatically renew the Rider for another Term, subject to the restrictions set forth above. If you elect to terminate the Rider, the termination will be effective the day immediately following the end of the Term.

                       The Guaranteed Protection Advantage Rider will remain in effect until the earlier of:

                       . the end of a Term, unless the Rider renews for another Term; or

                       . the Contract Anniversary immediately following the date any portion of the Contract Value is no longer invested in an asset allocation program established and maintained by us for this Rider; or

                       . the Contract Anniversary immediately following the date we receive notification from the Owner to terminate this Rider; or

                       . the date a full withdrawal of the amount available for withdrawal is made under the Contract; or

                       . the date of first death of an Owner or the date of death of the last surviving Annuitant; or

                       . the date the Contract is terminated in accordance with the provisions of the Contract; or

                       .  the Annuity Date.

                       If the Owner dies during a Term and the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of this Rider will continue until the end of the Term. Subject to the terms of the Rider, the surviving spouse may renew the Rider for another Term, provided the surviving spouse is age 80 or younger at the start of the new Term and the new Term does not extend beyond the selected Annuity Date.

                      ---------------------------------------------------------
                       The PURCHASING YOUR CONTRACT section is amended by adding the following:

                       Information About Optional Riders and IRAs

                       There are special considerations for purchases of any optional death benefit rider. As of the date of this Prospectus Supplement, IRS regulations state that Individual Retirement Accounts (IRAs) may generally not invest in life insurance contracts. We believe that these regulations do not prohibit the optional death benefit riders from being added to your Contract if it is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA. However, the law is unclear and it is possible that a Contract that has an optional death benefit rider and is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA could be disqualified and may result in increased taxes to the Owner.

                       It is our understanding that the charges relating to the optional death benefit riders are not subject to current taxation and we will not report them as such. However, the IRS may determine that these charges should be treated as partial withdrawals subject to current taxation to the extent of any gain and, if applicable, the 10% tax penalty. We reserve the right to report the rider charges as partial withdrawals if we believe that we would be expected to report them in accordance with IRS regulations.

                      ---------------------------------------------------------
PURCHASING YOUR        The sub-section Forms of Payment is replaced with the
CONTRACT--Making       following:
Your Investments
("Purchase             Forms of Payment
Payments") is
amended.               Your initial and additional Investments may be sent by
                       personal or bank check or by wire transfer. You may also make additional PAC Investments via electronic funds transfer. All checks must be drawn on U.S. funds.
                       We reserve the right to reject:

                        .  cash;
                        . credit card or checks drawn against a credit card account;
                        . cashier's check, money orders or travelers checks in single denominations of less than $10,000;
                        . cashier's checks, money orders, traveler's checks or personal checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank);
                        . third party checks when there is not a clear connection of the third party to the underlying transaction; and
                        .  wires that originate from foreign banks.

                       If you make Investments by check other than a cashier's check, your payment of any withdrawal proceeds and any refund during the "Right to Cancel" period may be delayed until your check has cleared.

                      ---------------------------------------------------------
CHARGES, FEES AND      The CHARGES, FEES AND DEDUCTIONS section is amended by
DEDUCTIONS is          adding the following:
amended.
                       Annual Guaranteed Protection Charge (Optional Rider)

                       If you purchase the Guaranteed Protection Advantage Rider, we will deduct a Guaranteed Protection Charge from your Investment Options on a proportionate basis on each Contract

                       Anniversary that the Rider remains in effect following the date you purchase the Rider, and if you terminate the Rider. The Guaranteed Protection Charge is equal to 0.10% multiplied by your Contract Value on the date the Charge is deducted.

                       Any portion of the Guaranteed Protection Charge we deduct from the Fixed Options will not be greater than the annual interest credited in excess of 3%. If you make a full withdrawal during a Contract Year, we will deduct the entire Guaranteed Protection Charge for the Contract Year from the final payment made to you.

                      ---------------------------------------------------------
FEDERAL TAX            The sub-section Taxes Payable on Optional Riders is
STATUS--Taxes          replaced with the following:
Payable by Contract
Owners: General        It is our understanding that the charges relating to
Rules is amended.      any optional death benefit rider (SDBR, or PDBR, and/or
                       EEG) are not subject to current taxation and we will not report them as such. However, the IRS may determine that these charges should be treated as partial withdrawals subject to current taxation to the extent of any gain and, if applicable, the 10% tax penalty. We reserve the right to report any optional death benefit rider charges as partial withdrawals if we believe that we would be expected to report them in accordance with IRS regulations.

                       Additionally, as of the date of this Prospectus Supplement, IRS regulations state that Individual Retirement Accounts (IRAs) may not invest in life insurance contracts. However, a Contract that is used as an IRA may provide for a death benefit that equals the greater of the Purchase Payments made and the Contract Value.

                       The Contract offers various optional death benefits riders that, when combined with the Contract, may exceed the death benefit allowable under IRS Regulations. Although, we believe that these regulations do not prohibit the optional death benefit riders from being added to your Contract if it is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA, the law is unclear. It is possible that the IRS may disqualify the Contract if it is issued with an optional death benefit rider, which may result in certain deemed distributions, increases in taxes, or, possibly, tax penalties. You should consult with a qualified tax advisor before deciding to purchase any optional death benefit rider in connection with any IRA Contract.

                      ---------------------------------------------------------
THE GENERAL            The sub-section Fixed Option is amended to include the
ACCOUNT--              following:
Withdrawals and
Transfers is           We currently waive the restrictions that limits
amended.               transfers from the Fixed Option to one transfer within
                       the 30 days after the end of each Contract Anniversary.
                       We also currently waive the limitations on the maximum amount you may transfer from the Fixed Option in any given Contract year. Our current procedure is to process requests for transfers from the Fixed Option that are within the maximum number of allowable transfers among the Investment Options each calendar year; i.e. during the period May 1, 2001, through December 31, 2001, you may not make more than 15 transfers among Investment Options; and beginning
                       January 1, 2002, transfers are limited to 25 for each calendar year. We reserve the right to discontinue this waiver program at any time.

                       Transfers from the Fixed Option under the DCA program are also currently subject to a minimum duration of six months.

Form No. PISUP102

                                    PART II

Part C:   OTHER INFORMATION

  Item 24.  Financial Statements and Exhibits
            ---------------------------------

            (a)  Financial Statements

                 Part A: None

                 Part B:

                         (1)  Registrant's Financial Statements

                              Audited Financial Statements dated as of December 31, 2000 which are incorporated by reference from the 2000 Annual Report include the following for Separate Account A:

                                  Statements of Assets and Liabilities
                                  Statements of Operations
                                  Statements of Changes in Net Assets
                                  Notes to Financial Statements

                         (2)  Depositor's Financial Statements

                              Audited Consolidated Financial Statements dated as of December 31, 2000 and 1999, and for the three year period ended December 31, 2000, included in Part B include the following for Pacific Life:

                                  Independent Auditors' Report
                                  Consolidated Statements of Financial Condition Consolidated Statements of Operations Consolidated Statements of Stockholder's
                                    Equity
                                  Consolidated Statements of Cash Flows
                                  Notes to Consolidated Financial Statements

                         (b)  Exhibits

                         1. (a) Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A./1/

                            (b) Memorandum Establishing Two New Variable Accounts--Aggressive Equity and Emerging Markets Portfolios./1/

                            (c) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws./1/

                         2. Not applicable

                         3. (a) Distribution Agreement between Pacific Mutual Life and Pacific Select Distributors, Inc.
                                  (PSD) /1/

                            (b) Form of Selling Agreement between Pacific Mutual Life, PSD and Various Broker-Dealers /1/

                         4. (a)   (1)  Pacific Innovations - Form of Individual
                                       Flexible Premium Deferred Variable
                                       Annuity Contract (Form No. 10-12600) /1/

                                  (2)  Pacific Innovations Select - Form of
                                       Individual Flexible Premium Deferred
                                       Variable Annuity Contract
                                       (Form No. 10-13000) /5/

                            (b)   Qualified Pension Plan Rider (Form No.
                                  R90-PEN-V) /1/

                            (c) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-13300) /5/

                            (d)   Section 457 Plan Rider
                                  (Form No. 24-123799) /1/

                            (e) Individual Retirement Annuity Rider (Form No. 20-13900) /4/

                            (f) Roth Individual Retirement Annuity Rider (Form No. R-RIRA 198) /1/

                            (g) Simple Individual Retirement Annuity Rider (Form 20-13400) /4/

                            (h)   (1)  Pacific Innovations - Stepped-Up Death
                                       Benefit Rider (Form No. 20-12601) /1/

                                  (2)  Pacific Innovations Select - Stepped-Up
                                       Death Benefit Rider
                                       (Form No. 20-13500) /5/

                            (i)   (1)  Pacific Innovations - Premier Death
                                       Benefit Rider (Form No. 20-12602) /1/

                                  (2)  Pacific Innovations Select - Premier
                                       Death Benefit Rider
                                       (Form No. 20-13600) /5/

                            (j) Guaranteed Earnings Enhancement (GEE) Rider (Form No. 20-14900) /6/

                            (k) Guaranteed Income Advantage Rider (Form No. 20-15100) /8/

                            (l) Form of Guaranteed Protection Advantage Rider (Form No. 20-16200)

                         5. (a)   (1)  Pacific Innovations - Variable Annuity
                                       Application (Form No. 25-12610) /4/

                                  (2)  Pacific Innovations Select - Variable
                                       Annuity Application
                                       (Form No. 25-13000) /5/

                            (b)   Variable Annuity PAC APP /1/

                            (c)   Application/Confirmation Form /2/

                            (d) Guaranteed Income Advantage Rider Request (Form No. 1209-1A)

                            (e) Form of Guaranteed Earnings Enhancement (GEE) Rider Request Application /6/

                            (f) Form of Guaranteed Protection Advantage Rider Request (Form No. 55-16600)

                         6. (a)   Pacific Life's Articles of Incorporation /1/

                            (b)   By-laws of Pacific Life /1/

                         7. Not applicable

                         8. (a)   Fund Participation Agreement /7/

                            (b) Addendum to the Fund Participation Agreement (to add the Strategic Value and Focused 30 Portfolios) /7/

                            (c) Addendum to the Fund Participation Agreement (to add nine new Portfolios) /7/

                            (d) Form of Addendum to the Fund Participation Agreement (to add the Equity Income and Research Portfolios)

                         9. Opinion and Consent of legal officer of Pacific
                            Life as to the legality of Contracts being registered. /1/

                        10.  Independent Auditors' Consent /7/

                        11.  Not applicable

                        12.  Not applicable

                        13.  (1)  Pacific Innovations - Performance
                                  Calculations /7/
                             (2) Pacific Innovations Select - Performance Calculations /7/

                        14.  Not applicable

                        15.  Powers of Attorney /2/

                        16.  Not applicable

/1/ Included in Registrant's Form N-4, File No. 333-93059, Accession No. 0000912057-99-009849 filed on December 17, 1999 and incorporated by reference herein.

/2/ Included in Registrant's Form N-4, File No. 333-93059, Accession No. 0000912057-00-015739 filed on March 31, 2000 and incorporated by reference herein.

/3/ Included in Registrant's Form N-4/A, File No. 333-93059, Accession No. 0000912057-00-018010 filed on April 14, 2000 and incorporated by reference herein.

/4/ Included in Registrant's Form N-4/B, File No. 333-93059, Accession No. 0000912057-00-052614 filed on December 7, 2000 and incorporated by reference herein.

/5/ Included in Registrant's Form N-4/A, File No. 333-93059, Accession No. 0000912057-00-055027 filed on December 28, 2000 and incorporated by reference herein.

/6/ Included in Registrant's Form N-4/A, File No. 333-93059 Accession No. 0000912057-01-007165 filed on March 2, 2001 and incorporated by reference herein.

/7/ Included in Registrant's Form N-4/A, File No. 333-93059, Accession No. 0000912057-01-510459 filed on April 25, 2001 and incorporated by reference herein.

/8/ Included in Registrant's Form N-4/A, File No. 333-93059, Accession No. 0001017062-01-500247 filed on May 10, 2001 and incorporated by reference herein.

Item 25.  Directors and Officers of Pacific Life

                             Positions and Offices
Name and Address             with Pacific Life

Thomas C. Sutton             Director, Chairman of the Board, and
                             Chief Executive Officer

Glenn S. Schafer             Director and President

Khanh T. Tran                Director, Executive Vice President
                             and Chief Financial Officer

David R. Carmichael          Director, Senior Vice President and General Counsel

Audrey L. Milfs              Director, Vice President and Corporate Secretary

Edward R. Byrd               Vice President and Controller

Brian D. Klemens             Vice President and Treasurer

Gerald W. Robinson           Executive Vice President

----------
The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

          The following is an explanation of the organization chart of Pacific Life's subsidiaries:

      PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES LEGAL STRUCTURE

Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Life & Annuity Company (an Arizona Stock Life Insurance Company), Pacific Select Distributors, Inc., and World-Wide Holdings Limited (a United Kingdom Corporation). Pacific Life also has a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC owns PMRealty Advisors Inc. and Pacific Financial Products Inc. (a Delaware Corporation) and has a non-managing membership interest in Allianz-PacLife Partners LLC ( a Delaware Limited Liability Company), Pacific Financial Products, Inc. and Allianz-PacLife Partners LLC own the Class E units of PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc. include: Associated Financial Group, Inc. along with its subsidiary Associated Securities Corporation; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27.  Number of Contractholders

     (1)  Pacific Innovations - Approximately         2,574  Qualified
                                                      2,402  Non Qualified

     (2)  Pacific Innovations Select - Approximately    359  Qualified
                                                        301  Non Qualified

Item 28.  Indemnification

     (a)  The Distribution Agreement between Pacific Life and Pacific
          Select Distributors, Inc. (PSD) provides substantially as follows:

          Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

          PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

     (b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

          Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement.

          Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29.  Principal Underwriters

     (a)  PSD also acts as principal underwriter for Pacific Select
          Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account B, Pacific Life and Annuity Select Exec Separate Account, Pacific Life and Annuity Separate Account A, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, and Pacific Select Fund.

     (b) For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

     (c) PSD retains no compensation or net discounts or commissions from the Registrant.


Item 30.  Location of Accounts and Records

          The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.


Item 31.  Management Services

          Not applicable


Item 32.  Undertakings

          The registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

          (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

  (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

  (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

  (c)  REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT
OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a)(1) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 25th day of October, 2001.

                 SEPARATE ACCOUNT A
                          (Registrant)
                 By:  PACIFIC LIFE INSURANCE COMPANY


                 By:
                    --------------------------------------
                    Thomas C. Sutton*
                    Chairman and Chief Executive Officer

                 By:  PACIFIC LIFE INSURANCE COMPANY
                      (Depositor)

                 By:
                    --------------------------------------
                    Thomas C. Sutton*
                    Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                  Title                       Date

-----------------            Director, Chairman of the Board      October 25, 2001
Thomas C. Sutton*            and Chief Executive Officer

-----------------            Director and President               October 25, 2001
Glenn S. Schafer*

-----------------            Director, Executive Vice President   October 25, 2001
Khanh T. Tran*               and Chief Financial Officer

-----------------            Director, Senior Vice President      October 25, 2001
David R. Carmichael*         and General Counsel

-----------------            Director, Vice President and         October 25, 2001
Audrey L. Milfs*             Corporate Secretary

-----------------            Vice President and Controller        October 25, 2001
Edward R. Byrd*

-----------------            Vice President and Treasurer         October 25, 2001
Brian D. Klemens*

-----------------            Executive Vice President             October 25, 2001
Gerald W. Robinson*

*By: /s/ DAVID R. CARMICHAEL                                      October 25, 2001
    ------------------------
    David R. Carmichael
    as attorney-in-fact

(Powers of Attorney are contained in Pre-Effective Amendment No. 1 of the Registration Statement filed on March 31, 2000 on Form N-4/A for Separate Account A, File No. 333-93059, Accession No. 0000912057-00-015739, as Exhibit 15.)